Stockholders' Deficiency (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Stockholders' Deficiency [Abstract]
Schedule of Warrants Outstanding	Warrants outstanding as of September 30, 2024 are as follows:
	Shares	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term (Years)
Outstanding at June 30, 2023	100,000	$5.00	4.1
Granted	14,000,000	0.0001	-
Exercised	(14,000,000)	-	-
Outstanding at June 30, 2024	100,000	$5.00	3.1
Granted	-	-	-
Exercised	-	-	-
Outstanding at September 30, 2024 (unaudited)	100,000	$5.00	2.9
Warrants outstanding as of June 30, 2024 are as follows:
	Shares	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term (Years)
Outstanding at June 30, 2023	100,000	$5.00	4.1
Granted	14,000,000	0.0001	-
Exercised	(14,000,000)	-	-
Outstanding at June 30, 2024	100,000	$5.00	3.1